                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07548

Morgan Stanley Global Dividend Growth Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: March 31, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the year ended March 31, 2004

TOTAL RETURN FOR THE 12 MONTHS ENDED MARCH 31, 2004

                                                         MORGAN
                                                        STANLEY
                                                        CAPITAL       LIPPER
                                                  INTERNATIONAL       GLOBAL
                                                         (MSCI)        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     WORLD INDEX(1)     INDEX(2)
   48.65%      47.58%      47.54%      49.09%             43.87%       46.75%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Improving economic conditions and rallying equity markets across the globe characterized the 12 months ended March 31, 2004. Many investors entered 2003 wary of geopolitical issues and losses incurred during the extended downward market trend of previous years. That March, however, the equity markets began a sharp rally in anticipation of improving economic conditions. This rally strengthened after the swift conclusion of the Iraq conflict and continued through 2003 as data from global economies provided evidence that sustainable economic growth was at hand. Economically sensitive sectors outpaced defensive ones through the end of 2003 as investors shifted assets toward stocks poised to benefit from an improving economic environment. Manufacturing activity reached multiyear highs and consumer confidence was at a peak as well. However, in the final months of the period slow U.S. job creation and the potential for an interest-rate hike by the Federal Reserve Board made investors uneasy holding economically sensitive positions. Subsequently, the market has witnessed an anticipatory inflow of assets to more-stable sectors that have traditionally provided stability during periods of rising interest rates.

The economic upswing was felt across the globe -- every country in the MSCI World Index posted positive returns, with European countries reporting the best results. Several factors played a role in the European equity performance, namely increasing export demand despite the relatively strong euro and a looser interpretation of constraints in the European Union's Financial Stabilization Pact. Germany and France, Europe's two largest economies, took advantage of this change by allowing larger deficits, which were then used to stimulate economic activity. Investors viewed this maneuver favorably, leading those two countries to head the European rally. Japan also posted very strong returns as China's rapid economic growth aided all of Asia. The improving U.S. economy, rising Japanese consumer confidence and Japan's active currency management relative to the U.S. dollar also helped Japanese equities.

PORTFOLIO ANALYSIS

Morgan Stanley Global Dividend Growth Securities strongly outperformed the MSCI World Index, while performing in line with the Lipper Global Funds Index. The Fund outperformed the MSCI World Index in every sector except telecommunications, thanks to consistently strong stock selection, particularly in the health care, industrials, basic materials and consumer staples sectors. The pharmaceutical company Aventis was one of the Fund's strongest-performing holdings, as company executives soothed investor concerns on several issues. For example, the management demonstrated that the company had a high level of volume and pricing traction to fend off over-the-counter generics cutting into their allergy drug Allegra's revenues. Additionally, several of Aventis's drugs -- like the thrombosis medication Lovinox -- received favorable court rulings or promising clinical trials -- for the injectable antibiotic Keytech and the insulin-replacement drug Lantis. Lastly, Aventis mounted an aggressive defense against a takeover attempt by Sanofi-Synthelabo.

The Fund's positions in industrials, materials and consumer staples also contributed strongly to overall performance. The industrial and material sectors have traditionally rallied during periods of economic recovery as manufacturing activity increases. Consequently, these stocks appeared particularly attractively valued to us, and we accordingly invested significantly in both sectors throughout the year. The engine manufacturer Rolls-Royce, the U.K. defense contractor BAE Systems and the U.S. defense contractor General Dynamics all gained strongly in anticipation of improved commercial aerospace and defense markets. The Fund's double weighting relative to the MSCI World Index coupled with stock selection to help its performance in the materials sector. The aluminum producer Alcoa, paper producer Georgia-Pacific and building materials company St. Gobain all benefited from the increased industrial activity and subsequent rise in demand for their products. Consumer staples holdings also contributed to performance, led by Cadbury, a company with a new chief executive and profitable confectionery and soft drink (Dr. Pepper) businesses.

The Fund lagged the MSCI World Index in only one sector: telecommunications. The Fund was slightly overweighted relative to the MSCI World Index in this sector, which trailed the rest of the market during the period. This exposure detracted only .063% from Fund performance, however. Additionally, our stock selection in energy hurt performance marginally, as our portfolio holdings over the period returned 34.4% versus the sector's index return of 35.7%.

   LARGEST COUNTRIES

   United States                                37.1%
   United Kingdom                               18.7
   Japan                                        12.2
   Switzerland                                   7.3
   France                                        6.5

   TOP 10 HOLDINGS

   Reed Elsevier Plc.                            2.3%
   International Business Machines Corp.         2.3
   GlaxoSmithKline Plc.                          2.2
   Altria Group Inc.                             2.2
   Nestle S.A.                                   2.0
   Wyeth                                         1.9
   Royal Dutch Petroleum                         1.9
   Cadbury Schweppes Plc.                        1.8
   Vodafone Group Plc.                           1.8
   ENI SpA                                       1.8

DATA AS OF MARCH 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN DIVIDEND PAYING EQUITY SECURITIES OF COMPANIES LOCATED IN VARIOUS COUNTRIES AROUND THE WORLD. THE FUND'S "SUB-ADVISOR," MORGAN STANLEY INVESTMENT MANAGEMENT LIMITED, SEEKS INVESTMENTS PRIMARILY IN COMMON STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND POTENTIAL FOR INCREASING DIVIDENDS. THE FUND INVESTS IN AT LEAST THREE SEPARATE COUNTRIES. THE PERCENTAGE OF THE FUND'S ASSETS INVESTED IN PARTICULAR GEOGRAPHIC SECTORS WILL SHIFT FROM TIME TO TIME IN ACCORDANCE WITH THE JUDGMENT OF THE SUB-ADVISOR.

ANNUAL HOUSEHOLDING NOTICE
TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES
A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

                 (This page has been left blank intentionally.)

Performance Summary

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT--CLASS B

                 CLASS B      MSCI WORLD(1)     LIPPER(2)
Mar 31, 1994    $  10,000    $        10,000   $    10,000
Mar 31, 1995    $  10,960    $        10,932   $    10,007
Mar 31, 1996    $  13,018    $        13,121   $    12,134
Mar 31, 1997    $  14,655    $        14,348   $    13,570
Mar 31, 1998    $  18,085    $        18,934   $    17,255
Mar 31, 1999    $  18,161    $        21,328   $    17,890
Mar 31, 2000    $  19,487    $        25,992   $    24,390
Mar 31, 2001    $  18,479    $        19,469   $    18,707
Mar 31, 2002    $  18,983    $        18,643   $    18,148
Mar 31, 2003    $  14,508    $        14,132   $    13,653
Mar 31, 2004    $  21,411^   $        20,332   $    20,035

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MARCH 31, 2004

                    CLASS A SHARES*       CLASS B SHARES**        CLASS C SHARES+       CLASS D SHARES++
                   (SINCE 07/28/97)       (SINCE 06/30/93)       (SINCE 07/28/97)       (SINCE 07/28/97)
SYMBOL                        GLBAX                  GLBBX                  GLBCX                  GLBDX
1 YEAR                        48.65%(3)              47.58%(3)              47.54%(3)              49.09%(3)
                              40.85(4)               42.58(4)               46.54(4)                  --
5 YEARS                        4.13(3)                3.35(3)                3.33(3)                4.37(3)
                               3.02(4)                3.01(4)                3.33(4)                  --
10 YEARS                         --                   7.91(3)                  --                     --
                                 --                   7.91(4)                  --                     --
SINCE INCEPTION                4.12(3)                8.19(3)                3.33(3)                4.35(3)
                               3.28(4)                8.19(4)                3.33(4)                  --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

^    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MARCH 31, 2004.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
PORTFOLIO OF INVESTMENTS - MARCH 31, 2004

   NUMBER OF
    SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  COMMON AND PREFERRED
                  STOCKS AND RIGHTS (96.3%)

                  AUSTRALIA (0.9%)
                  MAJOR BANKS
        592,300   National Australia
                    Bank Ltd.                                  $      14,064,756
                                                               -----------------
                  BERMUDA (1.0%)
                  PROPERTY - CASUALTY
                  INSURERS
        200,503   XL Capital Ltd.
                    (Class A)                                         15,246,248
                                                               -----------------

                  DENMARK (1.0%)
                  FOOD: SPECIALTY/CANDY
        317,800   Danisco AS                                          15,310,663
                                                               -----------------

                  FRANCE (6.5%)
                  BUILDING PRODUCTS
        264,261   Compagnie de
                    Saint-Gobain                                      13,371,128
                                                               -----------------
                  CONSTRUCTION MATERIALS
        205,319   Lafarge S.A.                                        16,640,731
                                                               -----------------
                  FOOD: MAJOR DIVERSIFIED
         57,933   Groupe Danone                                        9,511,945
                                                               -----------------
                  INTEGRATED OIL
        114,431   Total S.A.                                          21,041,746
                                                               -----------------
                  MAJOR BANKS
        297,795   BNP Paribas S.A.                                    18,227,342
                                                               -----------------
                  PHARMACEUTICALS: MAJOR
        244,399   Aventis S.A.                                        18,815,434
                                                               -----------------
                  TOTAL FRANCE                                        97,608,326
                                                              -----------------

                  GERMANY (1.7%)
                  CHEMICALS: MAJOR
                  DIVERSIFIED
        346,823   BASF AG                                             17,642,527
                                                               -----------------
                  MOTOR VEHICLES
         13,144   Porsche AG (Pref.)                           $       7,943,542
                                                               -----------------
                  TOTAL GERMANY                                       25,586,069
                                                               -----------------

                  HONG KONG (0.5%)
                  ELECTRIC UTILITIES
      1,873,500   Hong Kong Electric
                    Holdings Ltd.                                      8,245,997
                                                               -----------------

                  IRELAND (0.7%)
                  MAJOR BANKS
        895,714   Bank of Ireland                                     11,189,815
                                                               -----------------

                  ITALY (3.1%)
                  INTEGRATED OIL
      1,344,767   ENI SpA                                             27,078,078
                                                               -----------------
                  MAJOR
                  TELECOMMUNICATIONS
      8,835,076   Telecom Italia
                    SpA - RNC*                                        20,117,291
                                                               -----------------
                  TOTAL ITALY                                         47,195,369
                                                               -----------------

                  JAPAN (12.2%)
                  BROADCASTING
            751   Fuji Television
                    Network, Inc.                                      2,107,086
            751   Fuji Television
                    Network, Inc.
                    (Bonus Shares)                                     2,085,512
                                                               -----------------
                                                                       4,192,598
                                                               -----------------
                  ELECTRICAL PRODUCTS
      1,235,000   Sumitomo Electric
                    Industries, Ltd.                                  11,199,320
                                                               -----------------
                  ELECTRONIC EQUIPMENT/
                  INSTRUMENTS
        379,000   Canon, Inc.                                         19,561,524
                                                               -----------------
                  ELECTRONICS/APPLIANCES
        597,000   Fuji Photo Film
                    Co., Ltd.                                         18,922,436
                                                               -----------------
                  HOME BUILDING
      1,176,000   Sekisui House, Ltd.                                 13,209,308
                                                               -----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  HOUSEHOLD/
                  PERSONAL CARE
        736,000   Kao Corp.                                    $      16,773,724
                                                               -----------------
                  INDUSTRIAL CONGLOMERATES
      1,514,000   Hitachi, Ltd.                                       11,699,684
                                                               -----------------
                  MAJOR
                  TELECOMMUNICATIONS
          3,104   Nippon Telegraph &
                    Telephone
                    Corp. (NTT)                                       17,536,723
                                                               -----------------
                  MOTOR VEHICLES
        366,800   Toyota Motor Corp.                                  13,628,115
                                                               -----------------
                  PHARMACEUTICALS: MAJOR
        580,900   Sankyo Co., Ltd.                                    12,599,239
        494,300   Takeda Chemical
                    Industries, Ltd.                                  21,962,578
                                                               -----------------
                                                                      34,561,817
                                                               -----------------
                  PROPERTY - CASUALTY
                  INSURERS
        847,000   Mitsui Sumitomo
                    Insurance Co., Ltd.                                8,986,651
                                                               -----------------
                  SEMICONDUCTORS
        106,300   Rohm Co., Ltd.                                      13,711,204
                                                               -----------------
                  TOTAL JAPAN                                        183,983,104
                                                               -----------------

                  NETHERLANDS (4.3%)
                  BEVERAGES: ALCOHOLIC
        435,510   Heineken NV                                         17,474,438
                                                               -----------------
                  FINANCIAL CONGLOMERATES
        335,547   ING Groep NV
                    (Share Certificates)                               7,384,283
                                                               -----------------
                  FOOD: MAJOR DIVERSIFIED
         63,241   Unilever NV
                    (Share Certificates)                               4,370,549
                                                               -----------------
                  INDUSTRIAL CONGLOMERATES
        251,399   Koninklijke (Royal) Philips
                    Electronics NV                                     7,280,697
                                                               -----------------
                  INTEGRATED OIL
        601,491   Royal Dutch
                    Petroleum Co.
                    (NY Registered
                    Shares)                                    $      28,618,942
                                                               -----------------
                  TOTAL NETHERLANDS                                   65,128,909
                                                               -----------------

                  SOUTH KOREA (0.2%)
                  SEMICONDUCTORS
         10,129   Samsung Electronics
                    Co., Ltd. (GDR)                                    2,506,928
                                                               -----------------

                  SPAIN (1.1%)
                  MAJOR
                  TELECOMMUNICATIONS
      1,046,962   Telefonica S.A.*                                    15,862,676
                                                               -----------------

                  SWITZERLAND (7.3%)
                  CHEMICALS: AGRICULTURAL
        214,960   Syngenta AG                                         15,671,693
                                                               -----------------
                  CONSTRUCTION MATERIALS
        271,228   Holcim Ltd.
                    (Registered Shares)                               14,498,735
                                                               -----------------
                  FINANCIAL
                  CONGLOMERATES
        204,929   UBS AG
                    (Registered Shares)                               15,215,259
                                                               -----------------
                  FOOD: MAJOR
                  DIVERSIFIED
        115,834   Nestle S.A.
                    (Registered Shares)                               29,520,579
                                                               -----------------
                  MULTI-LINE INSURANCE
        338,679   Converium
                    Holding AG                                        16,567,854
                                                               -----------------
                  PHARMACEUTICALS:
                  MAJOR
        285,834   Novartis AG
                    (Registered Shares)                               12,133,398
         75,213   Roche Holding AG                                     7,343,861
                                                               -----------------
                                                                      19,477,259
                                                               -----------------
                  TOTAL SWITZERLAND                                  110,951,379
                                                               -----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                           VALUE
--------------------------------------------------------------------------------
                  UNITED KINGDOM (18.7%)
                  ADVERTISING/
                  MARKETING SERVICES
        836,928   WPP Group PLC                                $       8,494,919
      1,518,967   Yell Group PLC                                       9,025,163
                                                               -----------------
                                                                      17,520,082
                                                               -----------------
                  AEROSPACE & DEFENSE
    150,253,750   Rolls Royce
                    Group (Rights)*                                      277,038
      3,005,075   Rolls-Royce Group PLC                               12,466,704
                                                               -----------------
                                                                      12,743,742
                                                               -----------------
                  BEVERAGES: ALCOHOLIC
      2,335,412   Allied Domecq PLC                                   19,452,503
      1,393,612   Diageo PLC                                          18,218,051
                                                               -----------------
                                                                      37,670,554
                                                               -----------------
                  ELECTRIC UTILITIES
      1,096,819   National Grid
                    Transco PLC                                        8,695,954
      1,068,930   Scottish & Southern
                    Energy PLC                `                       13,549,890
                                                               -----------------
                                                                      22,245,844
                                                               -----------------
                  FOOD: SPECIALTY/CANDY
      3,441,310   Cadbury
                    Schweppes PLC                                     27,220,425
                                                               -----------------
                  INVESTMENT MANAGERS
        947,734   Amvescap PLC                                         6,998,465
                                                               -----------------
                  LIFE/HEALTH INSURANCE
      1,018,532   Prudential PLC                                       8,403,913
                                                               -----------------
                  MAJOR BANKS
      1,683,001   Barclays PLC                                        14,871,689
        714,941   Royal Bank of Scotland
                    Group PLC                                         21,855,892
                                                               -----------------
                                                                      36,727,581
                                                               -----------------
                  MISCELLANEOUS
                  COMMERCIAL SERVICES
      2,348,321   Rentokil Initial PLC                                 7,891,123
                                                               -----------------
                  OTHER TRANSPORTATION
      1,044,703   BAA PLC                                              9,920,050
                                                               -----------------
                  PHARMACEUTICALS: MAJOR
      1,712,892   GlaxoSmithKline PLC                          $      33,729,899
                                                               -----------------
                  PUBLISHING: BOOKS/
                  MAGAZINES
      3,953,738   Reed Elsevier PLC                                   35,100,879
                                                               -----------------
                  WIRELESS
                  TELECOMMUNICATIONS
     11,462,952   Vodafone Group PLC                                  27,211,816
                                                               -----------------
                  TOTAL UNITED KINGDOM                               283,384,373
                                                               -----------------

                  UNITED STATES (37.1%)
                  AEROSPACE & DEFENSE
        309,857   Boeing Co.                                          12,725,827
        156,970   General Dynamics Corp.                              14,022,130
        210,003   Northrop Grumman Corp.                              20,668,495
                                                               -----------------
                                                                      47,416,452
                                                               -----------------
                  ALUMINUM
        447,239   Alcoa, Inc.                                         15,514,721
                                                               -----------------
                  APPAREL/FOOTWEAR RETAIL
        257,431   Gap, Inc. (The)                                      5,642,888
                                                               -----------------
                  BEVERAGES: NON-ALCOHOLIC
        167,187   Coca-Cola Co. (The)                                  8,409,506
                                                               -----------------
                  CHEMICALS: MAJOR
                  DIVERSIFIED
         90,993   Du Pont (E.I.) de
                    Nemours & Co.                                      3,841,724
                                                               -----------------
                  COMPUTER PROCESSING
                  HARDWARE
        820,316   Hewlett-Packard Co.                                 18,736,017
                                                               -----------------
                  DATA PROCESSING
                  SERVICES
        405,525   First Data Corp.                                    17,096,934
                                                               -----------------
                  ELECTRICAL PRODUCTS
         83,413   Emerson Electric Co.                                 4,998,107
                                                               -----------------
                  FINANCIAL CONGLOMERATES
        232,324   Citigroup Inc.                                      12,011,151
        211,084   J.P. Morgan
                    Chase & Co.                                        8,854,974

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                           VALUE
--------------------------------------------------------------------------------
        288,983   Prudential
                    Financial, Inc.                            $      12,940,659
                                                               -----------------
                                                                      33,806,784
                                                               -----------------
                  HOUSEHOLD/PERSONAL CARE
        241,626   Kimberly-Clark Corp.                                15,246,601
                                                               -----------------
                  INDUSTRIAL MACHINERY
         35,527   Parker-Hannifin Corp.                                2,007,275
                                                               -----------------
                  INFORMATION TECHNOLOGY
                  SERVICES
        371,624   International Business
                    Machines Corp.                                    34,129,948
                                                               -----------------
                  INTEGRATED OIL
        119,769   ChevronTexaco Corp.                                 10,513,323
        223,363   Exxon Mobil Corp.                                    9,289,667
                                                               -----------------
                                                                      19,802,990
                                                               -----------------
                  INVESTMENT BANKS/
                  BROKERS
        230,325   Merrill Lynch & Co., Inc.                           13,718,157
                                                               -----------------
                  INVESTMENT MANAGERS
        596,970   Mellon Financial Corp.                              18,679,191
                                                               -----------------
                  MAJOR BANKS
        125,392   Wells Fargo & Co.                                    7,105,965
                                                               -----------------
                  MAJOR
                  TELECOMMUNICATIONS
        290,751   BellSouth Corp.                                      8,050,895
        751,527   SBC
                    Communications, Inc.                              18,442,473
        592,021   Verizon
                    Communications Inc.                               21,632,447
                                                               -----------------
                                                                      48,125,815
                                                               -----------------
                  PHARMACEUTICALS: MAJOR
        650,481   Bristol-Myers
                    Squibb Co.                                        15,761,155
        205,728   Merck & Co. Inc.                                     9,091,120
        590,349   Pfizer Inc.                                         20,691,732
        780,745   Wyeth                                               29,316,975
                                                               -----------------
                                                                      74,860,982
                                                               -----------------
                  PROPERTY - CASUALTY
                  INSURERS
      1,170,606   Travelers Property
                    Casualty Corp.
                    (Class A)                                  $      20,075,893
                                                               -----------------
                  PUBLISHING: NEWSPAPERS
        218,486   New York Times Co.
                    (The) (Class A)                                    9,657,081
                                                               -----------------
                  PULP & PAPER
        558,392   Georgia-Pacific Corp.                               18,812,226
                                                               -----------------
                  REGIONAL BANKS
        298,530   U.S. Bancorp                                         8,254,355
                                                               -----------------
                  RESTAURANTS
        595,441   McDonald's Corp.                                    17,011,749
                                                               -----------------
                  SPECIALTY INSURANCE
        219,597   MBIA Inc.                                           13,768,732
                                                               -----------------
                  SPECIALTY STORES
        443,580   Boise Cascade Corp.                                 15,370,047
                                                               -----------------
                  TELECOMMUNICATION
                  EQUIPMENT
      1,262,970   Motorola, Inc.                                      22,228,272
                                                               -----------------
                  TOBACCO
        599,157   Altria Group, Inc.                                  32,624,099
        498,771   Loews Corp.-
                    Carolina Group                                    13,641,387
                                                               -----------------
                                                                      46,265,486
                                                               -----------------
                  TOTAL UNITED STATES                                560,583,898
                                                               -----------------
                  TOTAL COMMON AND
                    PREFERRED STOCKS AND
                    RIGHTS
                    (COST $1,178,060,590)                          1,456,848,510
                                                               -----------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   PRINCIPAL
   AMOUNT IN
   THOUSANDS                                                         VALUE
--------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENT (3.6%)
                  REPURCHASE AGREEMENT
$        55,027   Joint repurchase
                    agreement account
                    1.06% due 04/01/04
                    (dated 03/31/04;
                    proceeds
                    $55,028,620) (a)
                    (COST $55,027,000)                         $      55,027,000
                                                               -----------------
TOTAL INVESTMENT
  (COST $1,233,087,590) (b)                             99.9%      1,511,875,510
OTHER ASSETS IN EXCESS OF
  LIABILITIES                                            0.1             873,434
                                                       -----   -----------------
  NET ASSETS                                           100.0%  $   1,512,748,944
                                                       =====   =================

----------
     GDR  GLOBAL DEPOSITORY RECEIPT.
      *   NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $1,237,260,642. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $299,188,601 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $24,573,733, RESULTING IN NET UNREALIZED APPRECIATION OF $274,614,868.

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT MARCH 31, 2004:

    CONTRACT            IN EXCHANGE           DELIVERY            UNREALIZED
   TO DELIVER               FOR                 DATE             APPRECIATION
--------------------------------------------------------------------------------
$     1,157,717      AUD 1,521,710            04/02/04         $           7,913

CURRENCY ABBREVIATION:

AUD       Australian Dollar.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
SUMMARY OF INVESTMENTS - MARCH 31, 2004

                                                                    PERCENT OF
INDUSTRY                                             VALUE          NET ASSETS
--------------------------------------------------------------------------------
Advertising/
 Marketing Services                             $     17,520,082            1.2%
Aerospace & Defense                                   60,160,194            4.0
Aluminum                                              15,514,721            1.0
Apparel/Footwear Retail                                5,642,888            0.4
Beverages: Alcoholic                                  55,144,992            3.6
Beverages: Non-Alcoholic                               8,409,506            0.6
Broadcasting                                           4,192,598            0.3
Building Products                                     13,371,128            0.9
Chemicals: Agricultural                               15,671,693            1.0
Chemicals: Major
 Diversified                                          21,484,251            1.4
Computer Processing
 Hardware                                             18,736,017            1.2
Construction Materials                                31,139,466            2.1
Data Processing Services                              17,096,934            1.1
Electric Utilities                                    30,491,841            2.0
Electrical Products                                   16,197,427            1.1
Electronic Equipment/
 Instruments                                          19,561,524            1.3
Electronics/Appliances                                18,922,436            1.2
Financial Conglomerates                               56,406,326            3.7
Food: Major Diversified                               43,403,073            2.9
Food: Specialty/Candy                                 42,531,088            2.8
Home Building                                         13,209,308            0.9
Household/Personal Care                               32,020,325            2.1
Industrial Conglomerates                              18,980,381            1.3
Industrial Machinery                                   2,007,275            0.1
Information
 Technology Services                                  34,129,948            2.3
Integrated Oil                                        96,541,756            6.4
Investment Banks/
 Brokers                                              13,718,157            0.9
Investment Managers                                   25,677,656            1.7
Life/Health Insurance                                  8,403,913            0.6
Major Banks                                           87,315,459            5.8
Major Telecommunications                             101,642,505            6.7
Miscellaneous
 Commercial Services                                   7,891,123            0.5
Motor Vehicles                                        21,571,657            1.4
Multi-Line Insurance                                  16,567,854            1.1
Other Transportation                            $      9,920,051            0.7%
Pharmaceuticals: Major                               181,445,391           12.0
Property - Casualty
 Insurers                                             44,308,792            2.9
Publishing: Books/
 Magazines                                            35,100,879            2.3
Publishing: Newspapers                                 9,657,081            0.6
Pulp & Paper                                          18,812,226            1.2
Regional Banks                                         8,254,355            0.5
Repurchase Agreement                                  55,027,000            3.6
Restaurants                                           17,011,749            1.1
Semiconductors                                        16,218,131            1.1
Specialty Insurance                                   13,768,732            0.9
Specialty Stores                                      15,370,047            1.0
Telecommunication
 Equipment                                            22,228,272            1.5
Tobacco                                               46,265,486            3.1
Wireless
 Telecommunications                                   27,211,816            1.8
                                                ----------------   ------------
                                                $  1,511,875,510           99.9%
                                                ================   ============

                                                                    PERCENT OF
TYPE OF INVESTMENT                                   VALUE          NET ASSETS
--------------------------------------------------------------------------------
Common Stocks                                   $  1,448,627,930           95.8%
Preferred Stock                                        7,943,542            0.5
Rights                                                   277,038            0.0
Short-Term Investment                                 55,027,000            3.6
                                                ----------------   ------------
                                                $  1,511,875,510           99.9%
                                                ================   ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004

ASSETS:
Investments in securities, at value (cost $1,233,087,590)       $  1,511,875,510
Unrealized appreciation on open forward foreign currency
  contract                                                                 7,913
Cash                                                                     190,549
Receivable for:
  Dividends                                                            3,341,203
  Shares of beneficial interest sold                                   1,852,641
  Foreign withholding taxes reclaimed                                    782,722
Prepaid expenses and other assets                                         51,374
                                                                ----------------
    TOTAL ASSETS                                                   1,518,101,912
                                                                ----------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed                               1,694,648
  Investments purchased                                                1,250,334
  Distribution fee                                                     1,138,868
  Investment management fee                                            1,010,827
Accrued expenses and other payables                                      258,291
                                                                ----------------
    TOTAL LIABILITIES                                                  5,352,968
                                                                ----------------
    NET ASSETS                                                  $  1,512,748,944
                                                                ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $  1,395,331,288
Net unrealized appreciation                                          278,753,836
Accumulated undistributed net investment income                        8,026,350
Accumulated net realized loss                                       (169,362,530)
                                                                ----------------
    NET ASSETS                                                  $  1,512,748,944
                                                                ================
CLASS A SHARES:
Net Assets                                                      $     26,792,294
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              2,113,606
    NET ASSET VALUE PER SHARE                                   $          12.68
                                                                ================
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)             $          13.38
                                                                ================
CLASS B SHARES:
Net Assets                                                      $  1,234,929,872
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             97,857,645
    NET ASSET VALUE PER SHARE                                   $          12.62
                                                                ================
CLASS C SHARES:
Net Assets                                                      $     16,336,269
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              1,302,529
    NET ASSET VALUE PER SHARE                                   $          12.54
                                                                ================
CLASS D SHARES:
Net Assets                                                      $    234,690,509
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             18,498,609
    NET ASSET VALUE PER SHARE                                   $          12.69
                                                                ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2004

NET INVESTMENT INCOME:
INCOME
Dividends (net of $2,131,638 foreign withholding tax)           $     32,922,708
Interest                                                                 617,614
                                                                ----------------
    TOTAL INCOME                                                      33,540,322
                                                                ----------------
EXPENSES
Distribution fee (Class A shares)                                         53,513
Distribution fee (Class B shares)                                     11,729,023
Distribution fee (Class C shares)                                        134,576
Investment management fee                                             10,295,933
Transfer agent fees and expenses                                       2,421,275
Custodian fees                                                           235,529
Shareholder reports and notices                                          171,620
Registration fees                                                         80,527
Professional fees                                                         80,493
Trustees' fees and expenses                                               20,000
Other                                                                     37,251
                                                                ----------------
    TOTAL EXPENSES                                                    25,259,740
                                                                ----------------
    NET INVESTMENT INCOME                                              8,280,582
                                                                ----------------

NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
Investments                                                           63,966,224
Foreign exchange transactions                                            189,385
                                                                ----------------
    NET REALIZED GAIN                                                 64,155,609
                                                                ----------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                          447,426,074
Net translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies              (416,644)
                                                                ----------------
    NET APPRECIATION                                                 447,009,430
                                                                ----------------
    NET GAIN                                                         511,165,039
                                                                ----------------
NET INCREASE                                                    $    519,445,621
                                                                ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                            FOR THE YEAR       FOR THE YEAR
                                                               ENDED              ENDED
                                                           MARCH 31, 2004     MARCH 31, 2003
                                                          ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                     $      8,280,582   $     14,061,648
Net realized gain (loss)                                        64,155,609       (128,817,838)
Net change in unrealized appreciation/depreciation             447,009,430       (272,156,592)
                                                          ----------------   ----------------

    NET INCREASE (DECREASE)                                    519,445,621       (386,912,782)
                                                          ----------------   ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
Class A shares                                                    (200,383)          (258,449)
Class B shares                                                  (9,190,390)        (7,936,897)
Class C shares                                                    (102,284)           (77,232)
Class D shares                                                  (1,531,654)        (1,837,469)
                                                          ----------------   ----------------

    TOTAL DIVIDENDS                                            (11,024,711)       (10,110,047)
                                                          ----------------   ----------------

Net decrease from transactions in shares of beneficial
  interest                                                    (130,103,189)      (236,767,493)
                                                          ----------------   ----------------

    NET INCREASE (DECREASE)                                    378,317,721       (633,790,322)

NET ASSETS:
Beginning of period                                          1,134,431,223      1,768,221,545
                                                          ----------------   ----------------

END OF PERIOD
  (Including accumulated undistributed net investment
  income of $8,026,350 and $10,581,094, respectively)     $  1,512,748,944   $  1,134,431,223
                                                          ================   ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Dividend Growth Securities (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in common stock of issuers worldwide, with a record of paying dividends and the potential for increasing dividends. The Fund was organized as a Massachusetts business trust on January 12, 1993 and commenced operations on June 30, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $1 billion; 0.725% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.70% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.675% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3.5 billion; 0.65% to the portion of daily net assets exceeding $3.5 billion but not exceeding $4.5 billion; and 0.625% to the portion of daily net assets in excess of $4.5 billion.

Effective August 11, 2003, the Investment Manager entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, an affiliate of the Investment Manager. Under the Sub-Advisory Agreement, the Sub-Advisor invest the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $2,741,183 for the period August 11, 2003 through March 31, 2004.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,849,545 at March 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended March 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended March 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $37,484, $419,577 and $2,831, respectively and received $62,981 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended March 31, 2004 aggregated $1,034,623,802 and $1,176,501,098, respectively.

For the year ended March 31, 2004, the Fund incurred brokerage commissions of $52,129 and $11,032 with Morgan Stanley & Co., Inc. and Morgan Stanley International Limited, respectively, affiliates of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At March 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $37,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended March 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,998. At March 31, 2004, the Fund had an accrued pension liability of $65,491 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                 FOR THE YEAR                          FOR THE YEAR
                                                    ENDED                                 ENDED
                                                MARCH 31, 2004                        MARCH 31, 2003
                                      ----------------------------------    ----------------------------------
                                          SHARES              AMOUNT            SHARES              AMOUNT
                                      ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                        9,597,101    $    95,892,122          6,479,338    $    61,027,027
Reinvestment of dividends                      16,037            165,659             20,650            209,090
Redeemed                                   (9,173,746)       (92,507,621)        (6,623,828)       (62,782,897)
                                      ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A            439,392          3,550,160           (123,840)        (1,546,780)
                                      ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                        4,576,403         52,227,870          5,337,239         54,354,821
Reinvestment of dividends                     787,974          8,155,515            663,863          7,083,888
Redeemed                                  (23,236,489)      (256,461,229)       (35,659,108)      (352,124,832)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                   (17,872,112)      (196,077,844)       (29,658,006)      (290,686,123)
                                      ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                          396,992          4,496,111            724,358          7,384,891
Reinvestment of dividends                       9,366             96,283              6,888             71,981
Redeemed                                     (281,175)        (3,117,213)          (686,352)        (6,934,102)
                                      ---------------    ---------------    ---------------    ---------------
Net increase -- Class C                       125,183          1,475,181             44,894            522,770
                                      ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                        8,244,515         91,719,864          9,755,343         97,418,456
Reinvestment of dividends                     128,963          1,330,899            161,406          1,605,245
Redeemed                                   (2,850,561)       (32,101,449)        (4,526,361)       (44,081,061)
                                      ---------------    ---------------    ---------------    ---------------
Net increase -- Class D                     5,522,917         60,949,314          5,390,388         54,942,640
                                      ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                      (11,784,620)   $  (130,103,189)       (24,346,564)   $  (236,767,493)
                                      ===============    ===============    ===============    ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                         FOR THE YEAR      FOR THE YEAR
                                             ENDED             ENDED
                                        MARCH 31, 2004    MARCH 31, 2003
                                        ---------------   ---------------
Ordinary income                         $    11,024,711   $    10,110,047

As of March 31, 2004, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income           $     8,464,722
Undistributed long-term gains                        --
                                        ---------------
Net accumulated earnings                      8,464,722
Foreign tax credit pass-through               2,283,379
Capital loss carryforward*                 (165,189,478)
Post-October losses                            (148,861)
Temporary differences                        (2,572,890)
Net unrealized appreciation                 274,580,784
                                        ---------------
Total accumulated earnings              $   117,417,656
                                        ===============

*As of March 31, 2004, the Fund had a net capital loss carryforward of $165,189,478 of which $35,865,127 will expire on March 31, 2009, $15,842,943 will expire on March 31, 2010,

$42,186,997 will expire on March 31, 2011 and $71,294,411 will expire on March 31, 2012 to offset future capital gains to the extent provided by regulations.

As of March 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and foreign tax credit pass-through and permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from the permanent differences, accumulated net realized loss was charged and accumulated undistributed net investment income was credited $189,385.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                       FOR THE YEAR ENDED MARCH 31
                                                 ----------------------------------------------------------------------
                                                    2004           2003           2002           2001           2000
                                                 ----------     ----------     ----------     ----------     ----------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.61     $    11.34     $    11.10     $    12.46     $    13.20
                                                 ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                              0.14           0.16           0.17           0.18           0.22
  Net realized and unrealized gain (loss)              4.03          (2.74)          0.24          (0.71)          0.86
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         4.17          (2.58)          0.41          (0.53)          1.08
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.10)         (0.15)         (0.17)         (0.20)         (0.29)
  Net realized gain                                       -              -              -          (0.63)         (1.53)
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.10)         (0.15)         (0.17)         (0.83)         (1.82)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $    12.68     $     8.61     $    11.34     $    11.10     $    12.46
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                         48.65%        (22.98)%         3.73%         (4.52)%         8.00%

RATIOS TO AVERAGE NET ASSETS (1):
Expenses                                               1.20%          1.19%          1.16%          1.15%          1.13%
Net investment income                                  1.21%          1.67%          1.38%          1.52%          1.61%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   26,792     $   14,421     $   20,392     $   36,311     $   44,929
Portfolio turnover rate                                  79%            36%             8%            33%            41%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED MARCH 31
                                                 ----------------------------------------------------------------------
                                                    2004           2003           2002           2001           2000
                                                 ----------     ----------     ----------     ----------     ----------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.63     $    11.34     $    11.12     $    12.46     $    13.19
                                                 ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                              0.05           0.09           0.07           0.09           0.13
  Net realized and unrealized gain (loss)              4.02          (2.74)          0.23          (0.70)          0.86
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         4.07          (2.65)          0.30          (0.61)          0.99
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.08)         (0.06)         (0.08)         (0.10)         (0.19)
  Net realized gain                                       -              -              -          (0.63)         (1.53)
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.08)         (0.06)         (0.08)         (0.73)         (1.72)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $    12.62     $     8.63     $    11.34     $    11.12     $    12.46
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                         47.58%        (23.58)%         2.73%         (5.18)%         7.30%

RATIOS TO AVERAGE NET ASSETS (1):
Expenses                                               1.96%          1.97%          1.93%          1.90%          1.79%
Net investment income                                  0.45%          0.89%          0.61%          0.77%          0.95%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions           $    1,235     $      998     $    1,649     $    1,974     $    2,873
Portfolio turnover rate                                  79%            36%             8%            33%            41%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED MARCH 31
                                                 ----------------------------------------------------------------------
                                                    2004           2003           2002           2001           2000
                                                 ----------     ----------     ----------     ----------     ----------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.58     $    11.29     $    11.08     $    12.42     $    13.17
                                                 ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                              0.05           0.09           0.07           0.10           0.11
  Net realized and unrealized gain (loss)              4.00          (2.73)          0.23          (0.71)          0.87
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         4.05          (2.64)          0.30          (0.61)          0.98
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.09)         (0.07)         (0.09)         (0.10)         (0.20)
  Net realized gain                                       -              -              -          (0.63)         (1.53)
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.09)         (0.07)         (0.09)         (0.73)         (1.73)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $    12.54     $     8.58     $    11.29     $    11.08     $    12.42
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                         47.54%        (23.61)%         2.76%         (5.15)%         7.22%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               1.96%          1.97%          1.93%          1.83%          1.90%
Net investment income                                  0.45%          0.89%          0.61%          0.84%          0.84%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $   16,336     $   10,096     $   12,784     $   14,735     $   17,406
Portfolio turnover rate                                  79%            36%             8%            33%            41%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                       FOR THE YEAR ENDED MARCH 31
                                                 ----------------------------------------------------------------------
                                                    2004           2003           2002           2001           2000
                                                 ----------     ----------     ----------     ----------     ----------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $     8.61     $    11.33     $    11.12     $    12.48     $    13.21
                                                 ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment income++                              0.15           0.17           0.15           0.20           0.25
  Net realized and unrealized gain (loss)              4.04          (2.72)          0.27          (0.70)          0.86
                                                 ----------     ----------     ----------     ----------     ----------
Total income (loss) from investment operations         4.19          (2.55)          0.42          (0.50)          1.11
                                                 ----------     ----------     ----------     ----------     ----------

Less dividends and distributions from:
  Net investment income                               (0.11)         (0.17)         (0.21)         (0.23)         (0.31)
  Net realized gain                                       -              -              -          (0.63)         (1.53)
                                                 ----------     ----------     ----------     ----------     ----------
Total dividends and distributions                     (0.11)         (0.17)         (0.21)         (0.86)         (1.84)
                                                 ----------     ----------     ----------     ----------     ----------

Net asset value, end of period                   $    12.69     $     8.61     $    11.33     $    11.12     $    12.48
                                                 ==========     ==========     ==========     ==========     ==========

TOTAL RETURN+                                         49.09%        (22.80)%         3.79%         (4.26)%         8.28%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                               0.96%          0.97%          0.93%          0.90%          0.90%
Net investment income                                  1.45%          1.89%          1.61%          1.77%          1.84%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $  234,691     $  111,664     $   85,970     $   31,690     $   77,195
Portfolio turnover rate                                  79%            36%             8%            33%            41%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Dividend Growth Securities (the "Fund"), including the portfolio of investments, as of March 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Dividend Growth Securities as of March 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
MAY 18, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended March 31, 2004, 84.49% of the income dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that of the Fund's ordinary income dividends of $11,024,711 paid during the fiscal year ended March 31, 2004, $5,834,322 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

          The Fund has elected, pursuant to section 853 of the Internal Revenue Code, to pass through foreign taxes of $0.03 per share to its shareholders, of which 100% would be allowable as a credit. The Fund generated net foreign source income of $0.09 per share with respect to this election.

MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                      TERM OF                                      IN FUND
                                        POSITION(S)  OFFICE AND                                    COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE            REGISTRANT  TIME SERVED*        PAST 5 YEARS**          BY TRUSTEE***     HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ------------------------------ ------------- ----------------------
Michael Bozic (63)                      Trustee     Since        Private Investor; Director or  208           Director of Weirton
c/o Kramer Levin Naftalis & Frankel LLP             April 1994   Trustee of the Retail Funds                  Steel Corporation.
Counsel to the Independent Trustees                              (since April 1994) and the
919 Third Avenue                                                 Institutional Funds (since
New York, NY                                                     July 2003); formerly Vice
                                                                 Chairman of Kmart Corporation
                                                                 (December 1998-October 2000),
                                                                 Chairman and Chief Executive
                                                                 Officer of Levitz Furniture
                                                                 Corporation (November 1995-
                                                                 November 1998) and President
                                                                 and Chief Executive Officer of
                                                                 Hills Department Stores (May
                                                                 1991-July 1995); formerly
                                                                 variously Chairman, Chief
                                                                 Executive Officer, President
                                                                 and Chief Operating Officer
                                                                 (1987-1991) of the Sears
                                                                 Merchandise Group of Sears,
                                                                 Roebuck & Co.

Edwin J. Garn (71)                      Trustee     Since        Director or Trustee of the     208           Director of Franklin
c/o Summit Ventures LLC                             January 1993 Retail Funds (since                          Covey (time management
1 Utah Center                                                    January 1993) and the                        systems), BMW Bank of
201 S. Main Street                                               Institutional Funds (since                   North America, Inc.
Salt Lake City, UT                                               July 2003); member of the Utah               (industrial loan
                                                                 Regional Advisory Board of                   corporation), United
                                                                 Pacific Corp.; formerly United               Space Alliance (joint
                                                                 States Senator (R-Utah)                      venture between
                                                                 (1974-1992) and Chairman,                    Lockheed Martin and
                                                                 Senate Banking Committee                     the Boeing Company)
                                                                 (1980-1986), Mayor of Salt                   and Nuskin Asia
                                                                 Lake City, Utah (1971-1974),                 Pacific (multilevel
                                                                 Astronaut, Space Shuttle                     marketing); member of
                                                                 Discovery (April 12-19, 1985),               the board of various
                                                                 and Vice Chairman, Huntsman                  civic and charitable
                                                                 Corporation (chemical                        organizations.
                                                                 company).

Wayne E. Hedien (70)                    Trustee     Since        Retired; Director or Trustee   208           Director of The PMI
c/o Kramer Levin Naftalis &                         September    of the Retail Funds (since                   Group Inc. (private
Frankel LLP                                         1997         September 1997) and the                      mortgage insurance);
Counsel to the Independent Trustees                              Institutional Funds (since                   Trustee and Vice
919 Third Avenue                                                 July 2003); formerly                         Chairman of The Field
New York, NY                                                     associated with the Allstate                 Museum of Natural
                                                                 Companies (1966-1994), most                  History; director of
                                                                 recently as Chairman of The                  various other business
                                                                 Allstate Corporation (March                  and charitable
                                                                 1993-December 1994) and                      organizations.
                                                                 Chairman and Chief Executive
                                                                 Officer of its wholly-owned
                                                                 subsidiary, Allstate Insurance
                                                                 Company (July 1989-December
                                                                 1994).

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                      TERM OF                                      IN FUND
                                        POSITION(S)  OFFICE AND                                    COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN    OTHER DIRECTORSHIPS
         INDEPENDENT TRUSTEE            REGISTRANT  TIME SERVED*        PAST 5 YEARS**          BY TRUSTEE***     HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ------------------------------ ------------- ----------------------
Dr. Manuel H. Johnson (55)              Trustee     Since        Senior Partner, Johnson Smick  208           Director of NVR, Inc.
c/o Johnson Smick International, Inc.               July 1991    International, Inc., a                       (home construction);
2099 Pennsylvania Avenue, N.W.                                   consulting firm; Chairman of                 Chairman and Trustee
Suite 950                                                        the Audit Committee and                      of the Financial
Washington, D.C.                                                 Director or Trustee of the                   Accounting Foundation
                                                                 Retail Funds (since July 1991)               (oversight
                                                                 and the Institutional Funds                  organization of the
                                                                 (since July 2003); Co-Chairman               Financial Accounting
                                                                 and a founder of the Group of                Standards Board);
                                                                 Seven Council (G7C), an                      Director of RBS
                                                                 international economic                       Greenwich Capital
                                                                 commission; formerly Vice                    Holdings (financial
                                                                 Chairman of the Board of                     holding company).
                                                                 Governors of the Federal
                                                                 Reserve System and Assistant
                                                                 Secretary of the U.S.
                                                                 Treasury.

Joseph J. Kearns (61)                   Trustee     Since        President, Kearns & Associates 209           Director of Electro
PMB754                                              July 2003    LLC (investment consulting);                 Rent Corporation
23852 Pacific Coast Highway                                      Deputy Chairman of the Audit                 (equipment leasing),
Malibu, CA                                                       Committee and Director or                    The Ford Family
                                                                 Trustee of the Retail Funds                  Foundation, and the
                                                                 (since July 2003) and the                    UCLA Foundation.
                                                                 Institutional Funds (since
                                                                 August 1994); previously
                                                                 Chairman of the Audit
                                                                 Committee of the Institutional
                                                                 Funds (October 2001-July
                                                                 2003); formerly CFO of the
                                                                 J. Paul Getty Trust.

Michael E. Nugent (67)                  Trustee     Since        General Partner of Triumph     208           Director of various
c/o Triumph Capital, L.P.                           July 1991    Capital, L.P., a private                     business
445 Park Avenue                                                  investment partnership;                      organizations.
New York, NY                                                     Chairman of the Insurance
                                                                 Committee and Director or
                                                                 Trustee of the Retail Funds
                                                                 (since July 1991) and the
                                                                 Institutional Funds (since
                                                                 July 2001); formerly Vice
                                                                 President, Bankers Trust
                                                                 Company and BT Capital
                                                                 Corporation (1984-1988).

Fergus Reid (71)                        Trustee     Since        Chairman of Lumelite Plastics  209           Trustee and Director
c/o Lumelite Plastics Corporation                   July 2003    Corporation; Chairman of the                 of certain investment
85 Charles Colman Blvd.                                          Governance Committee and                     companies in the
Pawling, NY                                                      Director or Trustee of the                   JPMorgan Funds complex
                                                                 Retail Funds (since July 2003)               managed by J.P. Morgan
                                                                 and the Institutional Funds                  Investment Management
                                                                 (since June 1992).                           Inc.

INTERESTED TRUSTEES:

                                                                                                  NUMBER OF
                                                                                                 PORTFOLIOS
                                                      TERM OF                                     IN FUND
                                        POSITION(S)  OFFICE AND                                   COMPLEX
       NAME, AGE AND ADDRESS OF          HELD WITH   LENGTH OF   PRINCIPAL OCCUPATION(S) DURING   OVERSEEN     OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE            REGISTRANT  TIME SERVED*        PAST 5 YEARS**          BY TRUSTEE***    HELD BY TRUSTEE
--------------------------------------- ----------- ------------ ------------------------------ ------------- ----------------------
Charles A. Fiumefreddo (70)             Chairman of Since        Chairman and Director or       208           None
c/o Morgan Stanley Trust                the Board   July 1991    Trustee of the Retail Funds
Harborside Financial Center,            and Trustee              (since July 1991) and the
Plaza Two,                                                       Institutional Funds (since
Jersey City, NJ                                                  July 2003); formerly Chief
                                                                 Executive Officer of the
                                                                 Retail Funds (until
                                                                 September 2002).

James F. Higgins (56)                   Trustee     Since        Director or Trustee of the     208           Director of AXA
c/o Morgan Stanley Trust                            June 2000    Retail Funds (since June 2000)               Financial, Inc. and
Harborside Financial Center,                                     and the Institutional Funds                  The Equitable Life
Plaza Two,                                                       (since July 2003); Senior                    Assurance Society of
Jersey City, NJ                                                  Advisor of Morgan Stanley                    the United States
                                                                 (since August 2000); Director                (financial services).
                                                                 of the Distributor and Dean
                                                                 Witter Realty Inc.; previously
                                                                 President and Chief Operating
                                                                 Officer of the Private Client
                                                                 Group of Morgan Stanley
                                                                 (May 1999-August 2000), and
                                                                 President and Chief Operating
                                                                 Officer of Individual
                                                                 Securities of Morgan Stanley
                                                                 (February 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER") (THE "RETAIL FUNDS").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                           TERM OF
                                       POSITION(S)        OFFICE AND
      NAME, AGE AND ADDRESS OF          HELD WITH         LENGTH OF
        EXECUTIVE OFFICER              REGISTRANT         TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  --------------  ----------------------  ------------------------------------------------
Mitchell M. Merin (50)               President       Since May 1999          President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                                                  Stanley Investment Management Inc.; President,
New York, NY                                                                 Director and Chief Executive Officer of the
                                                                             Investment Manager and Morgan Stanley Services;
                                                                             Chairman and Director of the Distributor;
                                                                             Chairman and Director of the Transfer Agent;
                                                                             Director of various Morgan Stanley subsidiaries;
                                                                             President of the Institutional Funds (since
                                                                             July 2003) and President of the Retail Funds
                                                                             (since May 1999); Trustee (since July 2003) and
                                                                             President (since December 2002) of the Van Kampen
                                                                             Closed-End Funds; Trustee (since May 1999) and
                                                                             President (since October 2002) of the Van Kampen
                                                                             Open-End Funds.

Ronald E. Robison (65)               Executive Vice  Since                   Chief Global Operations Officer and Managing
1221 Avenue of the Americas          President and   April 2003              Director of Morgan Stanley Investment Management
New York, NY                         Principal                               Inc.; Managing Director of Morgan Stanley & Co.
                                     Executive                               Incorporated; Managing Director of Morgan
                                     Officer                                 Stanley; Managing Director, Chief Administrative
                                                                             Officer and Director of the Investment Manager
                                                                             and Morgan Stanley Services; Chief Executive
                                                                             Officer and Director of the Transfer Agent;
                                                                             Managing Director and Director of the
                                                                             Distributor; Executive Vice President and
                                                                             Principal Executive Officer of the Institutional
                                                                             Funds (since July 2003); previously President and
                                                                             Director of the Institutional Funds
                                                                             (March 2001-July 2003).

Barry Fink (49)                      Vice President  Since                   General Counsel (since May 2000) and Managing
1221 Avenue of the Americas          and General     February 1997           Director (since December 2000) of Morgan Stanley
New York, NY                         Counsel                                 Investment Management; Managing Director (since
                                                                             December 2000), Secretary (since February 1997)
                                                                             and Director (since July 1998) of the Investment
                                                                             Manager and Morgan Stanley Services; Assistant
                                                                             Secretary of Morgan Stanley DW; Vice President
                                                                             of the Institutional Funds (since July 2003);
                                                                             Managing Director, Secretary and Director of the
                                                                             Distributor; previously Secretary of the Retail
                                                                             Funds (February 1997-July 2003); previously Vice
                                                                             President and Assistant General Counsel of the
                                                                             Investment Manager and Morgan Stanley Services
                                                                             (February 1997-December 2001).

Joseph J. McAlinden (61)             Vice President  Since July 1995         Managing Director and Chief Investment Officer
1221 Avenue of the Americas                                                  of the Investment Manager and Morgan Stanley
New York, NY                                                                 Investment Management Inc., Director of the
                                                                             Transfer Agent, Chief Investment Officer of the
                                                                             Van Kampen Funds; Vice President of the
                                                                             Institutional Funds (since July 2003) and the
                                                                             Retail Funds (since July 1995).

Stefanie V. Chang (37)               Vice President  Since July 2003         Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated and Morgan Stanley Investment
New York, NY                                                                 Management Inc. and Vice President of the
                                                                             Institutional Funds (since December 1997) and the
                                                                             Retail Funds (since July 2003); formerly
                                                                             practiced law with the New York law firm of
                                                                             Rogers & Wells (now Clifford Chance US LLP).

                                                           TERM OF
                                       POSITION(S)        OFFICE AND
     NAME, AGE AND ADDRESS OF           HELD WITH         LENGTH OF
        EXECUTIVE OFFICER              REGISTRANT         TIME SERVED*          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------------  --------------  ----------------------  ------------------------------------------------
Francis J. Smith (38)                Treasurer and   Treasurer since         Executive Director of the Investment Manager and
c/o Morgan Stanley Trust             Chief           July 2003 and Chief     Morgan Stanley Services (since December 2001);
Harborside Financial Center,         Financial       Financial Officer       previously Vice President of the Retail Funds
Plaza Two,                           Officer         since September 2002    (September 2002-July 2003); previously Vice
Jersey City, NJ                                                              President of the Investment Manager and Morgan
                                                                             Stanley Services (August 2000-November 2001)
                                                                             and Senior Manager at PricewaterhouseCoopers LLP
                                                                             (January 1998-August 2000).

Thomas F. Caloia (58)                Vice President  Since July 2003         Executive Director (since December 2002) and
c/o Morgan Stanley Trust                                                     Assistant Treasurer of the Investment Manager,
Harborside Financial Center,                                                 the Distributor and Morgan Stanley Services;
Plaza Two,                                                                   previously Treasurer of the Retail Funds
Jersey City, NJ                                                              (April 1989-July 2003); formerly First Vice
                                                                             President of the Investment Manager, the
                                                                             Distributor and Morgan Stanley Services.

Mary E. Mullin (37)                  Secretary       Since July 2003         Executive Director of Morgan Stanley & Co.
1221 Avenue of the Americas                                                  Incorporated and Morgan Stanley Investment
New York, NY                                                                 Management Inc.; Secretary of the Institutional
                                                                             Funds (since June 1999) and the Retail Funds
                                                                             (since July 2003); formerly practiced law with
                                                                             the New York law firms of McDermott, Will &
                                                                             Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                             LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS
     APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                 GLOBAL DIVIDEND
                                                               GROWTH SECURITIES


                                                                   ANNUAL REPORT
                                                                  MARCH 31, 2004

                                                           [MORGAN STANLEY LOGO]

38571RPT-RA04-00149P-Y03/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.


Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

        2004

                                                      REGISTRANT       COVERED ENTITIES(1)
          AUDIT FEES                                  $    37,470      N/A

          NON-AUDIT FEES
              AUDIT-RELATED FEES                      $       684 (2)  $ 3,364,576 (2)
              TAX FEES                                $    11,186 (3)  $   652,431 (4)
              ALL OTHER FEES                          $         -      $         -
          TOTAL NON-AUDIT FEES                        $    11,870      $ 4,017,007

          TOTAL                                       $    49,340      $ 4,017,007

        2003

                                                      REGISTRANT       COVERED ENTITIES(1)
          AUDIT FEES                                  $    38,153      N/A

          NON-AUDIT FEES
              AUDIT-RELATED FEES                      $       657 (2)  $ 2,620,902 (2)
              TAX FEES                                $     8,826 (3)  $   302,377 (4)
              ALL OTHER FEES                          $         -      $   423,095 (5)
          TOTAL NON-AUDIT FEES                        $     9,483      $ 3,346,374

          TOTAL                                       $    47,636      $ 3,346,374

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Dividend Growth Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004

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